Leases - Finance Lease (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Leases
Number of finance leases	3	3
Finance lease monthly payments		$ 20,313
Incremental borrowing rate used for finance leases (in %)	19.30%	19.30%
Finance lease payments	$ 0	$ 0